Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross				$ 11
Other comprehensive income, Net	[1]	$ (30)	$ (6)	(14)
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(31)	(9)	(17)
Other comprehensive income, Tax		1	3	3
Other comprehensive income, Net		(30)	(6)	(14)
Unquoted Equity and Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(3)	15	19
Other comprehensive income, Tax			(3)	(3)
Other comprehensive income, Net		$ (3)	$ 12	$ 16

[1]	net of taxes